Stockholders' equity: (Details 4)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate, Minimum	1.55%	0.40%	0.31%
Risk free interest rate, Maximum	1.73%	1.77%	1.04%
Expected volatility, Minimum	101.62%	94.01%	111.27%
Expected volatility, Maximum	104.39%	104.63%	121.85%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of options based on simplified method for employees	2 years	2 years	2 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of options based on simplified method for employees	5 years	5 years	5 years